Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2024 $ / bbl $ / MMBTU $ / $
Disclosure of detailed information about property, plant and equipment [line items]
2025 | $ / $	0.71
2026 | $ / $	0.73
2027 | $ / $	0.74
2028 | $ / $	0.74
2029 | $ / $	0.74
2030 - 2035 | $ / $	0.74
2025	0.00%
2026	2.00%
2027	2.00%
2028	2.00%
2029	2.00%
2030 - 2035	2.00%
Thereafter (inflation percentage)	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2025 | $ / bbl	71.58
2026 | $ / bbl	74.48
2027 | $ / bbl	75.81
2028 | $ / bbl	77.66
2029 | $ / bbl	79.22
2030 - 2035 | $ / bbl	84.95
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2025 | $ / MMBTU	2.36
2026 | $ / MMBTU	3.33
2027 | $ / MMBTU	3.48
2028 | $ / MMBTU	3.69
2029 | $ / MMBTU	3.76
2030 - 2035 | $ / MMBTU	4.03
Thereafter (inflation percentage)	2.00%